Acquisition of Constellium-Bowling Green	12 Months Ended
Dec. 31, 2018
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Acquisition of Constellium-Bowling Green

NOTE 33—ACQUISITION OF CONSTELLIUM-BOWLING GREEN

The acquisition of 49% of Constellium-UACJ ABS was completed on January 10, 2019. The transaction is therefore not reflected in the Group’s consolidated financial statements as of December 31, 2018. In accordance with IFRS 3, Constellium will recognize the assets acquired and liabilities assumed, measured at fair value at the acquisition date, in its 2019 consolidated financial statements.

With the assistance of an independent expert, Constellium is estimating, on a preliminary basis, the provisional fair values as of January 10, 2019 of the assets acquired and liabilities assumed. These estimated fair values are subject to change, for a maximum 12-month period from the acquisition date, based upon management’s final determination of the assets acquired and liabilities assumed.

The following table reflects the goodwill arising as a result of the preliminary allocation of purchase price to the Bowling Green assets acquired and liabilities assumed as of January 10, 2019:

(in millions of Euros)	Estimated Fair Value
Cash and cash equivalents	8
Trade receivables and other	49
Inventories	74
Property, plant and equipment	165
Trade payables and other	(45)
Borrowings	(75)

Net asset acquired at fair value	176

Preliminary Goodwill	22

Total Consideration	198

Total consideration includes €87 million of cash consideration paid for the 49% stake in Constellium-UACJ ABS, €73 million for the fair value of Constellium’s previously held interest in Constellium-UACJ ABS and €38 million of preexisting trade receivables with Constellium- UACJ ABS.

Property, Plant and Equipment, Inventories, Provisions and Borrowings have been remeasured at fair value.

Had the acquisition of Constellium-UACJ ABS taken place as of January 1, 2018, Constellium would have recognized a combined revenue of €5,772 million and a combined net income of €159 million for the year 2018.